Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Senior notes payable	$ 7,798	$ 5,035
Refinanced convertible note, related party	5,330	5,330	2,872
Revolving line of credit, related party	2,747		743
Obligations under secured borrowing arrangement	6,592	6,446	7,098
Notes Payable		210	167
Debt issue costs, net	(60)	(479)
Paycheck Protection Program Loan			965
Total current debt	$ 22,407	16,331	11,845
Less: current portion		(17,021)	(10,881)
Long term debt			$ 964